Average Annual Total Returns			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		17 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent								7.62%		6.68%
Performance Inception Date	Jun. 28, 2024
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent								7.62%		6.68%
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent								5.83%		3.95%
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent					3.30%					2.82%
Performance Inception Date	Sep. 30, 2024
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent					3.30%					2.82%
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent					2.52%					1.67%
Innovator Equity Defined Protection ETF - 1 Yr January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.79%								6.79%
Performance Inception Date	Dec. 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.79%								6.79%
Innovator Equity Defined Protection ETF - 1 Yr January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.02%								4.02%
Innovator Equity Defined Protection ETF - 1 Yr July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent								7.97%		7.47%
Performance Inception Date	Jun. 28, 2024
Innovator Equity Defined Protection ETF - 1 Yr July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent								7.97%		7.47%
Innovator Equity Defined Protection ETF - 1 Yr July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent								6.10%		4.42%
Innovator Equity Defined Protection ETF - 1 Yr August
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent							7.71%			7.36%
Performance Inception Date	Jul. 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent							7.71%			7.36%
Innovator Equity Defined Protection ETF - 1 Yr August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							5.90%			4.36%
Innovator Equity Defined Protection ETF - 1 Yr September
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent						6.58%				6.80%
Performance Inception Date	Aug. 30, 2024
Innovator Equity Defined Protection ETF - 1 Yr September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent						6.58%				6.80%
Innovator Equity Defined Protection ETF - 1 Yr September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent						5.02%				4.03%
Innovator Equity Defined Protection ETF - 1 Yr October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent					5.76%					6.28%
Performance Inception Date	Sep. 30, 2024
Innovator Equity Defined Protection ETF - 1 Yr October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent					5.76%					6.28%
Innovator Equity Defined Protection ETF - 1 Yr October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent					4.39%					3.72%
Innovator Equity Defined Protection ETF - 1 Yr November
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				6.38%						6.18%
Performance Inception Date	Oct. 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr November | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				6.38%						6.18%
Innovator Equity Defined Protection ETF - 1 Yr November | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				4.87%						3.66%
Innovator Equity Defined Protection ETF - 1 Yr December
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			6.95%							7.83%
Performance Inception Date	Nov. 29, 2024
Innovator Equity Defined Protection ETF - 1 Yr December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			6.95%							7.83%
Innovator Equity Defined Protection ETF - 1 Yr December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.30%							4.64%
Innovator Equity Defined Protection ETF - 2 Yr to April 2026
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent									8.23%	7.60%
Performance Inception Date	Mar. 28, 2024
Innovator Equity Defined Protection ETF - 2 Yr to April 2026 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent									8.23%	7.60%
Innovator Equity Defined Protection ETF - 2 Yr to April 2026 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent									6.32%	4.50%
Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent								8.46%		7.66%
Performance Inception Date	Jun. 28, 2024
Innovator Equity Defined Protection ETF - 2 Yr to July 2026 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent								8.46%		7.66%
Innovator Equity Defined Protection ETF - 2 Yr to July 2026 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent								6.48%		4.54%
Innovator Equity Defined Protection ETF - 2 Yr to October 2026
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent					5.53%					6.74%
Performance Inception Date	Sep. 30, 2024
Innovator Equity Defined Protection ETF - 2 Yr to October 2026 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent					5.53%					6.74%
Innovator Equity Defined Protection ETF - 2 Yr to October 2026 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent					4.22%					3.99%
Innovator Equity Defined Protection ETF - 2 Yr to January 2027
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.73%								7.73%
Performance Inception Date	Dec. 31, 2024
Innovator Equity Defined Protection ETF - 2 Yr to January 2027 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.73%								7.73%
Innovator Equity Defined Protection ETF - 2 Yr to January 2027 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.57%								4.57%
Innovator Equity Defined Protection ETF - 2 Yr to July 2027
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										6.42%		7.40%
Performance Inception Date	Jul. 17, 2023
Innovator Equity Defined Protection ETF - 2 Yr to July 2027 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										6.42%		7.40%
Innovator Equity Defined Protection ETF - 2 Yr to July 2027 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										3.80%		5.71%
Innovator Equity Defined Protection ETF - 2 Yr to January 2028
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										5.88%	6.92%
Performance Inception Date	Dec. 29, 2023
Innovator Equity Defined Protection ETF - 2 Yr to January 2028 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										5.88%	6.92%
Innovator Equity Defined Protection ETF - 2 Yr to January 2028 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										3.48%	5.32%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	13.78%	18.43%	16.23%	16.96%	17.88%	17.66%	17.72%	17.88%	21.33%	20.01%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.39%	12.33%	16.89%	14.75%	15.46%	16.34%	16.15%	16.20%	16.39%	19.74%	18.37%